Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Current Assets:
Cash	$ 7,370	$ 1,196	$ 3,181
Restricted cash	3,300
Accounts receivable, net	23,535	26,604	32,746
Prepaid expenses and other current assets	1,234	842	1,197
Total Current Assets	35,439	28,642	37,124
Property and equipment, net	1,218	1,528	1,639
Intangible assets, net	16,173	19,511	22,657
Goodwill	26,277	31,049	32,061
Right of use asset - leases	3,310	4,888
Other assets	2,884	3,223	2,956
Total Assets	85,301	88,841	96,437
Current Liabilities:
Accounts payable and accrued expenses	14,427	16,577	18,283
Accounts receivable financing	14,322	19,374	21,979
Current debt - related party	3,000	37,780
Current portion of debt	1,084	676	657
Payable - related party	2,980	3,884	1,457
PPP Loans	10,775
Lease liabilities, current	1,194	1,797
Other current liabilities	4,097	3,907	9,642
Total Current Liabilities	51,879	83,995	52,018
Long-term debt - related party	32,708		34,568
Long-term debt	1,034
PPP Loans, non current	8,620
Term loan		360	997
Lease liabilities, non current	2,147	3,183
Other long-term liabilities	4,258	1,670	4,659
Total Liabilities	100,646	89,208	92,242
Commitments and contingencies
Series E-1 Preferred Stock - Related Party
Staffing 360 Solutions, Inc. Equity:
Common stock value	1	1
Additional paid in capital	74,293	76,214	73,772
Accumulated other comprehensive income (loss)	286	(58)	2,053
Accumulated deficit	(89,938)	(76,537)	(71,643)
Total Stockholders' Deficit	(15,345)	(367)	4,195
Total Liabilities and Stockholders' Deficit	85,301	88,841	96,437
Series A Preferred Stock [Member]
Staffing 360 Solutions, Inc. Equity:
Preferred stock value
Series E Preferred Stock [Member]
Staffing 360 Solutions, Inc. Equity:
Preferred stock value	$ 13	$ 13	$ 13